Deferred compensation awards	12 Months Ended
Mar. 31, 2025
Deferred Compensation Awards [Abstract]
Deferred compensation awards
14. Deferred compensation awards:
Nomura issues deferred compensation awards to senior management and employees, which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.
These stock-based compensation awards comprise Restricted Stock Units (“RSUs”), Performance Share Units (“PSUs”), Stock Acquisition Rights (“SARs”) Plan A and Plan B, Notional Stock Units (“NSUs”), and Collared Notional Stock Units (“CSUs”). SARs Plan A are awards of stock options while RSUs, PSUs, SARs Plan B, NSUs and CSUs are all analogous to awards of restricted common stock. As of March 31, 2025, the numbers of outstanding shares and the total unrecognized compensation cost of PSUs were not significant.
Certain deferred compensation awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination of employment if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.
Unless indicated below, deferred compensation awards are generally reduced, forfeited or clawed back in the event of termination of employment, material restatements of financial statements, material conduct issues, material damage to Nomura’s business or reputation, material downturns in the performance of the Nomura group and/or a material failure of risk management.
RSUs
For each of the RSUs, one NHI share is delivered. The awards generally have a graded vesting period from one
to
three years
with an extending vesting period of up to
seven years
for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
The grant date fair value per award is determined using the price of NHI shares.
The following table presents activity relating to RSUs for the year ended March 31, 2025.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2024	161,583,000	¥459	1.0
Granted	49,572,200	857
Forfeited	(5,523,160)	606
Delivered	(69,428,830)	459

Outstanding as of March 31, 2025	136,203,210	¥598	0.9

The weighted-average grant date fair value per award for the year ended March 31, 2023, 2024 and 2025 was ¥442, ¥466 and ¥857, respectively.
The total fair value of
RSUs
vested during the years ended March 31, 2023, 2024 and 2025 was ¥26,642 million, ¥36,607 million and ¥62,719 million, respectively. The total value of units delivered during the years ended March 31, 2023 and 2024 was ¥23,978 million and ¥34,362 million, respectively. A total of 45,870,222 shares were delivered during the year ended March 31, 2025 with a total value of ¥63,041 million. The aggregate value of
RSUs
outstanding as of March 31, 2025 was ¥123,700 million.

As of March 31, 2025, total unrecognized compensation cost relating to nonvested
RSUs
was ¥12,459 million which is expected to be recognized over a weighted average period of 1.8 years.
Nomura withholds vested
RSUs
to meet employer statutory tax withholding requirements of employees arising on either vesting of the awards or delivery of the Company’s common stock. The total cash paid to tax authorities to settle these requirements was ¥9,060 million, ¥12,669 million and ¥20,583 million during the
year ended March 31, 2023, 2024 and 2025. These cash flows are classified as outflows from financing activities in the consolidated statements of cash flows.
SARs Plan B
In prior years, the Company issued SARs Plan B linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock, have an exercise price of
¥1
per share and graded vesting generally over
three years
with certain longer vesting or holding periods where required under local regulations.
The grant date fair value of SARs Plan B is determined using the price of NHI shares.
No new SARs Plan B have been granted since April 1, 2018.
The numbers of outstanding shares of SARs Plan B as of March 31, 2024 and 2025 were not significant.
The total unrecognized compensation cost relating to SARs Plan B during the years ended March 31, 2023, 2024 and 2025 were not significant.
Total compensation expense recognized within
Non-interest
expenses
—
Compensation and benefits
in the consolidated statements of income relating to RSUs and SARs for the years ended March 31, 2023, 2024 and 2025 were
¥
35,216
 million, ¥
35,577
 million and ¥
38,381
 million, respectively.
Total related tax benefits recognized in the consolidated statements of income relating to RSUs for the years ended March 31, 2023, 2024 and 2025 were not significant. The dilutive effect of outstanding deferred compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations. See Note 12
“Earnings per share”
for further information.
There
were no
significant modifications of RSUs or SARs Plan B during the years ended March 31, 2023, 2024 and 2025.
NSUs and CSUs
NSUs and CSUs are cash-settled awards linked to the price of the Company’s common stock. NSUs replicate the key features of SARs Plan B described above but are settled in cash rather than exercisable into NHI shares. CSUs are similar to NSUs but exposure to movements in the price of the Company’s common stock is subject to a cap and floor. Both types of award have graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.
The fair value of NSUs and CSUs are determined using the price of NHI shares.

The following table presents activity related to NSUs and CSUs for the year ended March 31, 2025.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price

Outstanding as of March 31, 2024	22,491,211	¥949		9,203,390	¥612
Granted	9,098,117	896	(1)	—	—
Vested	(13,915,309)	952	(2)	(5,775,113)	552	(2)
Forfeited	(148,730)			(275,599)

Outstanding as of March 31, 2025	17,525,289	¥854	(3)	3,152,678	¥478	(3)

(1)	Weighted-average price of NHI shares used to determine number of awards granted.
(2)	Weighted-average price of NHI shares used to determine the final cash settlement amount of the awards.
(3)	The price of NHI shares used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2025.
Total compensation expense recognized within
Non-interest
expenses
—
Compensation and benefits
in the consolidated statements of income relating to
NSUs
and
CSUs
for the years ended March 31, 2023, 2024 and 2025 were ¥11,544 million, ¥15,936 million and ¥7,995 million, respectively.
Total unrecognized compensation cost relating to nonvested
NSUs
, based on the fair value of these awards as of March 31, 2025, was ¥608 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.9 years. The total fair value of
NSUs
which vested during the years ended March 31, 2023, 2024 and 2025 was ¥6,174 million, ¥7,479 million and ¥13,249 million, respectively.
Tot
al

unrecognized compensation cost relating to nonvested
CSUs
, based on the fair value of these awards as of March 31, 2025, was ¥124 million. The total fair value of
CSUs

which vested during the years ended March 31, 2023, 2024 and 2025 was ¥1,380 million, ¥3,179 million and ¥3,190 million, respectively.
Total tax benefits recognized in the consolidated statements of income for compensation expense relating to
NSUs
and
CSUs
for the years ended March 31, 2023, 2024 and 2025 were ¥164 million, ¥186 million and ¥174 million, respectively.
There were no significant modifications of NSUs or CSUs during the years ended March 31, 2023, 2024 and 2025.
Subsequent events
On May 15, 2025, the Company adopted a resolution to grant
RSUs
to certain senior management and employees. A total of 55,950,200
RSUs
have been granted which generally have a graded vesting period from one
to three years or with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
On May 15, 2025, the Company adopted a resolution to grant
PSUs
to executive officers of the Company. The base number of shares has been calculated as 769,600 shares, and the number of shares when applying
a

payout
rate of 150% is 1,154,500
shares. PSUs are to deliver NHI shares to grantees depending on the degree of achievement of the performance targets for the three fiscal years. The settlement of the PSUs will be primarily in treasury stock.
On May 23, 2025, Nomura also granted NSUs to senior management and employees in countries where RSUs are less favorably treated for tax or other reasons. These NSUs have a total grant date fair value of
¥8 billion and vesting periods of up to seven years.